Other Expense - Summary of Pre-construction costs (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Material income and expense [abstract]
Loss on disposal of equipment	$ 32,816	$ 0
Impairment of equipment	101,077	0	$ 11,405
Pre-construction costs*	208,683	129,677	3,802
Acquisition-related costs	173,662	0
Gain on termination of lease	(1,600)	0
Other expenses, by nature	$ 514,638	$ 129,677	$ 15,207